Derivative financial instruments and risk management	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments and risk management
Derivative financial instruments and risk management

Our earnings and cash flow are subject to fluctuations due to changes in foreign currency exchange rates, interest rates and commodity prices.  Our Risk Management Policy (policy) allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate, interest rate and commodity price exposures.  Our policy specifies that derivatives are not to be used for speculative purposes.  Derivatives that we use are primarily foreign currency forward, option and cross currency contracts, interest rate swaps and commodity forward and option contracts.  Our derivative activities are subject to the management, direction and control of our senior financial officers.  Risk management practices, including the use of financial derivative instruments, are presented to the Audit Committee of the Board of Directors at least annually.

All derivatives are recognized in Statement 3 at their fair value. On the date the derivative contract is entered into, we designate the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction or the variability of cash flow to be paid (cash flow hedge), or (3) an undesignated instrument. Changes in the fair value of a derivative that is qualified, designated and highly effective as a fair value hedge, along with the gain or loss on the hedged recognized asset or liability that is attributable to the hedged risk, are recorded in current earnings. Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in Accumulated other comprehensive income (loss) (AOCI), to the extent effective, in Statement 3 until they are reclassified to earnings in the same period or periods during which the hedged transaction affects earnings.  Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in current earnings. Cash flow from designated derivative financial instruments are classified within the same category as the item being hedged on Statement 5.  Cash flow from undesignated derivative financial instruments are included in the investing category on Statement 5.

We formally document all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.  This process includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities in Statement 3 and linking cash flow hedges to specific forecasted transactions or variability of cash flow.

We also formally assess, both at the hedge’s inception and on an ongoing basis, whether the designated derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flow of hedged items.  When a derivative is determined not to be highly effective as a hedge or the underlying hedged transaction is no longer probable, we discontinue hedge accounting prospectively, in accordance with the derecognition criteria for hedge accounting.

A.	Foreign currency exchange rate risk

Foreign currency exchange rate movements create a degree of risk by affecting the U.S. dollar value of sales made and costs incurred in foreign currencies. Movements in foreign currency rates also affect our competitive position as these changes may affect business practices and/or pricing strategies of non-U.S.-based competitors. Additionally, we have balance sheet positions denominated in foreign currencies, thereby creating exposure to movements in exchange rates.

Our Machinery and Power Systems operations purchase, manufacture and sell products in many locations around the world. As we have a diversified revenue and cost base, we manage our future foreign currency cash flow exposure on a net basis. We use foreign currency forward and option contracts to manage unmatched foreign currency cash inflow and outflow. Our objective is to minimize the risk of exchange rate movements that would reduce the U.S. dollar value of our foreign currency cash flow. Our policy allows for managing anticipated foreign currency cash flow for up to five years.

We generally designate as cash flow hedges at inception of the contract any Australian dollar, Brazilian real, British pound, Canadian dollar, Chinese yuan, euro, Indian rupee, Japanese yen, Mexican peso, Singapore dollar, or Swiss franc forward or option contracts that meet the requirements for hedge accounting and the maturity extends beyond the current quarter-end. Designation is performed on a specific exposure basis to support hedge accounting. The remainder of Machinery and Power Systems foreign currency contracts are undesignated, including any hedges designed to protect our competitive exposure.

As of December 31, 2012, $24 million of deferred net losses, net of tax, included in equity (AOCI in Statement 3), are expected to be reclassified to current earnings (Other income (expense) in Statement 1) over the next twelve months when earnings are affected by the hedged transactions.  The actual amount recorded in Other income (expense) will vary based on exchange rates at the time the hedged transactions impact earnings.

In managing foreign currency risk for our Financial Products operations, our objective is to minimize earnings volatility resulting from conversion and the remeasurement of net foreign currency balance sheet positions, and future transactions denominated in foreign currencies. Our policy allows the use of foreign currency forward, option and cross currency contracts to offset the risk of currency mismatch between our receivables and debt, and exchange rate risk associated with future transactions denominated in foreign currencies. Substantially all such foreign currency forward, option and cross currency contracts are undesignated.

B.	Interest rate risk

Interest rate movements create a degree of risk by affecting the amount of our interest payments and the value of our fixed-rate debt. Our practice is to use interest rate derivatives to manage our exposure to interest rate changes and, in some cases, lower the cost of borrowed funds.

Our Machinery and Power Systems operations generally use fixed rate debt as a source of funding.  Our objective is to minimize the cost of borrowed funds.  Our policy allows us to enter into fixed-to-floating interest rate swaps and forward rate agreements to meet that objective with the intent to designate as fair value hedges at inception of the contract all fixed-to-floating interest rate swaps.  Designation as a hedge of the fair value of our fixed rate debt is performed to support hedge accounting.

Financial Products operations has a match-funding policy that addresses interest rate risk by aligning the interest rate profile (fixed or floating rate) of Cat Financial’s debt portfolio with the interest rate profile of their receivables portfolio within predetermined ranges on an ongoing basis. In connection with that policy, we use interest rate derivative instruments to modify the debt structure to match assets within the receivables portfolio. This matched funding reduces the volatility of margins between interest-bearing assets and interest-bearing liabilities, regardless of which direction interest rates move.

Our policy allows us to use fixed-to-floating, floating-to-fixed, and floating-to-floating interest rate swaps to meet the match-funding objective.  We designate fixed-to-floating interest rate swaps as fair value hedges to protect debt against changes in fair value due to changes in the benchmark interest rate.  We designate most floating-to-fixed interest rate swaps as cash flow hedges to protect against the variability of cash flows due to changes in the benchmark interest rate.

As of December 31, 2012, $3 million of deferred net losses, net of tax, included in equity (AOCI in Statement 3), related to Financial Products floating-to-fixed interest rate swaps, are expected to be reclassified to current earnings (Interest expense of Financial Products in Statement 1) over the next twelve months.  The actual amount recorded in Interest expense of Financial Products will vary based on interest rates at the time the hedged transactions impact earnings.

We have, at certain times, liquidated fixed-to-floating and floating-to-fixed interest rate swaps at both Machinery and Power Systems and Financial Products.  The gains or losses associated with these swaps at the time of liquidation are amortized into earnings over the original term of the previously designated hedged item.

In anticipation of issuing debt for the planned acquisition of Bucyrus International, Inc., we entered into interest rate swaps to manage our exposure to interest rate changes.  For the year ended December 31, 2011, we recognized a net loss of $149 million, included in Other income (expense) in Statement 1.  The contracts were liquidated in conjunction with the debt issuance in May 2011.  These contracts were not designated as hedging instruments, and therefore, did not receive hedge accounting treatment.

C.	Commodity price risk

Commodity price movements create a degree of risk by affecting the price we must pay for certain raw material. Our policy is to use commodity forward and option contracts to manage the commodity risk and reduce the cost of purchased materials.

Our Machinery and Power Systems operations purchase base and precious metals embedded in the components we purchase from suppliers.  Our suppliers pass on to us price changes in the commodity portion of the component cost. In addition, we are subject to price changes on energy products such as natural gas and diesel fuel purchased for operational use.

Our objective is to minimize volatility in the price of these commodities. Our policy allows us to enter into commodity forward and option contracts to lock in the purchase price of a portion of these commodities within a five-year horizon. All such commodity forward and option contracts are undesignated.

The location and fair value of derivative instruments reported in Statement 3 are as follows:

(Millions of dollars)	Consolidated Statement of Financial Position Location	Asset (Liability) Fair Value
		Years ended December 31,
		2012	2011	2010
Designated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$28	$54	$65
Machinery and Power Systems	Long-term receivables — trade and other	—	19	52
Machinery and Power Systems	Accrued expenses	(66)	(73)	(66)
Machinery and Power Systems	Other liabilities	—	(10)	(1)
Interest rate contracts
Machinery and Power Systems	Receivables — trade and other	—	—	1
Financial Products	Receivables — trade and other	17	15	14
Financial Products	Long-term receivables — trade and other	209	233	197
Financial Products	Accrued expenses	(8)	(6)	(18)
		$180	$232	$244

Undesignated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$31	$27	$120
Machinery and Power Systems	Accrued expenses	(63)	(12)	(46)
Machinery and Power Systems	Other liabilities	—	(85)	(58)
Financial Products	Receivables — trade and other	10	7	6
Financial Products	Accrued expenses	(6)	(16)	(9)
Interest rate contracts
Machinery and Power Systems	Accrued expenses	—	—	(6)
Financial Products	Receivables — trade and other	2	—	—
Financial Products	Accrued expenses	(1)	(1)	(1)
Commodity contracts
Machinery and Power Systems	Receivables — trade and other	1	2	17
Machinery and Power Systems	Accrued expenses	—	(9)	—
		$(26)	$(87)	$23

The effect of derivatives designated as hedging instruments on Statement 1 is as follows:

Fair Value Hedges		Year ended December 31, 2012
(Millions of dollars)	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$(20)	$36
		$(20)	$36

		Year ended December 31, 2011
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Machinery and Power Systems	Other income (expense)	$(1)	$1
Financial Products	Other income (expense)	39	(44)
		$38	$(43)

		Year ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$107	$(98)
		$107	$(98)

Cash Flow Hedges
(Millions of dollars)	Year ended December 31, 2012
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery and Power Systems	$(78)	Other income (expense)	$(30)	[2]	$—
Interest rate contracts
Financial Products	1	Interest expense of Financial Products	4		(1)	[1]
	$(77)		$(26)		$(1)

	Year ended December 31, 2011
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery and Power Systems	$34	Other income (expense)	$70		$—
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)		—
Financial Products	(1)	Interest expense of Financial Products	(12)		(2)	[1]
	$33		$55		$(2)

	Year ended December 31, 2010
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery and Power Systems	$(72)	Other income (expense)	$(1)		$2
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)		—
Financial Products	(7)	Interest expense of Financial Products	(49)		(1)	[1]
	$(79)		$(53)		$1

[1]	The ineffective portion recognized in earnings is included in Other income (expense).

[2]	Includes $7 million loss reclassified from AOCI to Other income (expense) in 2012 as certain derivatives were dedesignated as the related transactions are no longer probable to occur.

 The effect of derivatives not designated as hedging instruments on Statement 1 is as follows:

		Years ended December 31,
(Millions of dollars)	Classification of Gains (Losses)	2012	2011	2010
Foreign exchange contracts
Machinery and Power Systems	Other income (expense)	$62	$62	$(45)
Financial Products	Other income (expense)	6	(15)	16
Interest rate contracts
Machinery and Power Systems	Other income (expense)	2	(149)	(8)
Financial Products	Other income (expense)	—	—	2
Commodity contracts
Machinery and Power Systems	Other income (expense)	2	(17)	15
		$72	$(119)	$(20)